RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2017
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 25    RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

			Pension and	Unrealized Gain
	Unrealized Gain	Foreign	Other	(Loss) on
	(Loss) on	Currency	Post-retirement	Cash flow
	Marketable	Translation	Benefit	Hedge
	Securities, net	Adjustments	Adjustments	Instruments	Total
Balance at December 31, 2015	$(43)	$116	$(207)	$(200)	$(334)
Change in other comprehensive income (loss) before reclassifications	45	2	(32)	11	26
Reclassifications from accumulated other comprehensive income (loss)	(103)	—	16	61	(26)
Net current-period other comprehensive income (loss)	(58)	2	(16)	72	—
Balance at December 31, 2016	$(101)	$118	$(223)	$(128)	$(334)
Change in other comprehensive income (loss) before reclassifications	(10)	12	(3)	5	4
Reclassifications from accumulated other comprehensive income (loss)	(5)	—	18	25	38
Net current-period other comprehensive income (loss)	(15)	12	15	30	42
Balance at December 31, 2017	$(116)	$130	$(208)	$(98)	$(292)

Details about Accumulated Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)			Affected Line Item in the Consolidated Statements of Operations
	Years Ended December 31,
	2017	2016	2015
Marketable securities adjustments:
Sale of marketable securities	$(5)	$(103)	$—	Other income, net
Impairment of marketable securities	—	—	107	Other income, net
Total before tax	(5)	(103)	107
Tax benefit (expense)	—	—	—
Net of tax	$(5)	$(103)	$107

Pension and other post-retirement benefit adjustments:
Amortization	$23	$19	$24	(1)
Settlements	5	6	3	Other expense, net
Total before tax	28	25	27
Tax benefit (expense)	(10)	(9)	(9)
Net of tax	$18	$16	$18

Hedge instruments adjustments:
Operating cash flow hedges (effective portion)	$27	$59	$66	Costs applicable to sales
Operating cash flow hedges (ineffective portion)	—	(1)	(2)	Other income, net
Interest rate contracts	10	33	18	Interest expense, net
Total before tax	37	91	82
Tax benefit (expense)	(12)	(30)	(26)
Net of tax	$25	$61	$56
Total reclassifications for the period, net of tax	$38	$(26)	$181

(1)

This accumulated other comprehensive income (loss) component is included in General and administrative and costs that benefit the inventory/production process. Refer to Note 3 for information on costs that benefit the inventory/production process.

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